Intangible Assets, Net	12 Months Ended
Dec. 31, 2022
Intangible Assets, Net [Abstract]
INTANGIBLE ASSETS, NET
NotE 8:-	Intangible Assets, Net

Composition and movement:

	Capitalized Software development costs	Customer relationship	Acquired technology	Others	Total
Cost:
Balance as of January 1, 2022	$90,101	$86,651	$18,371	$637	$195,760
Capitalized development costs	3,059	-	-	-	3,059
Purchase of intangible asset	-	219	-	-	219
Acquisition of subsidiaries	-	11,319	2,707	-	14,026
Adjustments arising from translating financial statements of foreign operations	(103)	(5,055)	(1,030)	(53)	(6,241)

Balance as of December 31, 2022	$93,057	$93,134	$20,048	$584	$206,823

Accumulated amortization and impairment:
Balance as of January 1, 2022	$79,354	$54,494	$10,329	$193	$144,370
Amortization recognized in the year	3,817	7,865	1,797	95	13,574
Adjustments arising from translating financial statements of foreign operations	-	(2,930)	(244)	(4)	(3,178)

Balance as of December 31, 2022	$83,171	$59,429	$11,882	$284	$154,766

Amortized cost at December 31, 2022	$9,886	$33,705	$8,166	$300	$52,057

	Capitalized Software development costs	Customer relationship	Acquired technology	Others	Total
Cost:
Balance as of January 1, 2021	$86,240	$78,750	$18,052	$616	$183,658
Capitalized development costs	3,193	-	-	-	3,193
Acquisition of subsidiaries	-	6,445	-	-	6,445
Adjustments arising from translating financial statements of foreign operations	668	1,456	319	21	2,464

Balance as of December 31, 2021	$90,101	$86,651	$18,371	$637	$195,760

Accumulated amortization and impairment:
Balance as of January 1, 2021	$74,841	$46,621	$8,720	$72	$130,254
Amortization recognized in the year	4,513	6,962	1,468	111	13,054
Adjustments arising from translating financial statements of foreign operations	-	911	140	11	1,062

Balance as of December 31, 2021	$79,354	$54,494	$10,329	$193	$144,370

Amortized cost at December 31, 2021	$10,747	$32,157	$8,042	$444	$51,390

Amortized cost at January 1, 2021	$11,399	$32,129	$9,332	$544	$53,404

During the years ended December 31, 2021 and 2022 the Company recognized amortization expenses related to intangible assets as follows:

	Year ended December 31,
	2021	2022
Cost of revenues	$6,068	$5,405
Selling and marketing expenses	6,968	8,169
	$13,054	$13,574

Intangible assets composition by reportable segment as of December 31, 2022:

	IT professional services	Software services	Total
Capitalized Software development costs	$1,079	$8,807	$9,886
Customer relationship	22,373	11,332	33,705
Acquired technology	1,751	6,415	8,166
Others	-	300	300
Total	$25,203	$26,854	$52,057

The estimated future amortization expense of intangible assets as of December 31, 2022 is as follows:

2023	$13,011
2024	11,075
2025	9,048
2026	7,162
2027 and thereafter	11,761
$52,057